SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
SHAREHOLDERS’ EQUITY

12.	SHAREHOLDERS’ EQUITY

Issued and Outstanding

A reconciliation of the beginning and ending issued and outstanding shares is as follows:

	Subordinate Voting Shares	Super Voting Shares	MM CAN USA Class B Redeemable Units	MM Enterprises USA Common Units
Balance as of June 26, 2021	726,866,374	-	95,212,601	725,016

Shares Issued for Cash, Net of Fees	406,249,973	-	-	-
Shares Issued to Settle Debt and Accrued Interest	20,833,333	-	-	-
Shares Issued to Settle Accounts Payable and Liabilities	4,280,848	-	-	-
Redemption of MedMen Corp Redeemable Shares	4,138,883	-	(4,138,883)	-
Shares Issued for Vested Restricted Stock Units and Cashless Exercise of Options	10,757,840	-	-	-
Shares Issued for Exercise of Warrants	8,807,605	-	-	-
Shares Issued for Conversion of Debt	16,014,665	-	-	-
Stock Grants for Compensation	2,169,771	-	-	-

Balance as of December 25, 2021	1,200,119,292	-	91,073,718	725,016

Equity Investment Through Private Placement

On August 17, 2021, the Company entered into subscription agreements with various investors led by Serruya Private Equity Inc. (“SPE”) to purchase $100,000 of units (each, a “Unit”) of the Company at a purchase price of $0.24 per Unit (the “Private Placement”) wherein each Unit consisted of one Class B Subordinate Voting Share and one-quarter share purchase warrant. Each warrant permits the holder to purchase one additional Subordinate Voting Share at an exercise price of $0.288 per share for a period of five years from the date of issuance. The warrants were classified within shareholders’ equity as additional paid-in capital in accordance with ASC 815-10, “Derivatives and Hedging” (“ASC 815-10”) and recorded at fair value. The Company issued a total of 416,666,640 Subordinate Voting Shares and 104,166,660 warrants for gross proceeds of $100,000 including the settlement of the unsecured promissory note of $5,000. The Company incurred stock issuance costs totaling $7,853, including the Backstop Commitment fee noted below, which were recorded as reductions in additional paid-in capital. Accordingly, the Company received proceeds totaling $92,147 net of fees in the first quarter of 2022. Refer to “Note 10 – Notes Payable” for further information. In connection with private placement, S5 Holdings LLC has the ability to nominate an individual to serve on the Company’s Board of Directors for so long as their diluted ownership percentage is at least 9%.

Each Unit issued to certain funds associated with SPE consisted of one Class B Subordinate Voting Share and one-quarter of one share purchase warrant, plus a proportionate interest in a short-term warrant (the “Short-Term Warrant”) which expires on December 31, 2021. At the option of the holders and upon payment of $30,000, the Short-Term Warrant entitles the holders to acquire (i) an aggregate of 125,000,000 Units at an exercise price of $0.24 per Unit, or (ii) $30,000 principal amount of notes at par, convertible into 125,000,000 Subordinate Voting Shares at a conversion price of $0.24 per share under the terms of the Convertible Facility. The proceeds from the exercise of the Short-Term Warrant, less fees and expenses, must be used to repay the senior secured term loan with Hankey Capital if any indebtedness is then outstanding. The Short-Term Warrant was classified as a liability in accordance with ASC 815-10 and recorded at fair value in the amount of $19,400. See “Note 8 – Derivative Liabilities” for further information.

Certain investors associated with SPE agreed to backstop the Private Placement (the “Backstop Commitment”). In consideration for providing the Backstop Commitment, the Company paid a fee of $2,500 in the form of 10,416,666 Class B Subordinate Voting Shares at a price of $0.24 per share.

Non-Controlling Interests

Non-controlling interest represents the net assets of the subsidiaries that the holders of the Subordinate Voting Shares do not directly own. The net assets of the non-controlling interest are represented by the holders of MM CAN USA Redeemable Shares and the holders of MM Enterprises USA Common Units. Non-controlling interest also represents the net assets of the entities the Company does not directly own but controls through a management agreement. As of December 25, 2021 and June 26, 2021, the holders of the MM CAN USA Redeemable Shares represent approximately 7.05% and 11.58%, respectively, of the Company and holders of the MM Enterprises USA Common Units represent approximately 0.06% and 0.09%, respectively, of the Company.

Variable Interest Entities

The below information are entities the Company has concluded to be variable interest entities (“VIEs”) as the Company possesses the power to direct activities through management services agreements (“MSAs”). Through these MSAs, the Company can significantly impact the VIEs and thus holds a controlling financial interest. The following table represents the summarized financial information about the Company’s consolidated VIEs. VIEs include the balances of Venice Caregiver Foundation, Inc., LAX Fund II Group, LLC, and Natures Cure, Inc. This information represents amounts before intercompany eliminations.

As of and for the six months ended December 25, 2021, the balances of the VIEs consists of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL
Current Assets	$1,520	$1,006	$18,001	$20,527
Non-Current Assets	11,886	3,433	5,012	20,331

Total Assets	$13,406	$4,439	$23,013	$40,858

Current Liabilities	$8,681	$13,611	$3,662	$25,954
Non-Current Liabilities	9,481	2,413	1,146	13,040

Total Liabilities	$18,162	$16,024	$4,808	$38,994

Non-Controlling Interest	$(4,756)	$(11,585)	$18,205	$1,864

Revenues	$4,816	$-	$8,816	$13,632
Net (Loss) Income Attributable to Non-Controlling Interest	$(608)	$(2,206)	$3,911	$1,097

As of the year ended June 26, 2021, the balances of the VIEs consists of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL
Current Assets	$1,366	$501	$13,261	$15,128
Non-Current Assets	12,596	2,865	4,958	20,419

Total Assets	$13,962	$3,366	$18,219	$35,547

Current Liabilities	$8,761	$10,302	$2,778	$21,841
Non-Current Liabilities	9,350	2,442	1,146	12,938

Total Liabilities	$18,111	$12,744	$3,924	$34,779

Non-Controlling Interest	$(4,149)	$(9,378)	$14,295	$768

Revenues	$2,246	$-	$3,439	$5,685
Net (Loss) Income Attributable to Non-Controlling Interest	$(886)	$(764)	$1,103	$(547)

The net change in the consolidated VIEs and other non-controlling interest are as follows for the six months ended December 25, 2021:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Other Non- Controlling Interests	TOTAL
Balance as of June 26, 2021	$(4,149)	$(9,379)	$14,294	$(446,160)	$(445,394)

Net (Loss) Income	(607)	(2,206)	3,911	(7,708)	(6,610)

Redemption of MedMen Corp Redeemable Shares	-	-	-	(1,522)	(1,522)

Balance as of December 25, 2021	$(4,756)	$(11,585)	$18,205	$(455,390)	$(453,526)

Le Cirque Rouge, LP is a Delaware limited partnership that holds substantially all of the real estate assets owned by the REIT, conducts the REIT’s operations, and is financed by the REIT. Under ASC 810, “Consolidation”, the OP was determined to be a variable interest entity in which the Company has a variable interest. The Company was determined to have an implicit variable interest in the OP based on the leasing relationship and arrangement with the REIT. The Company was not determined to be the primary beneficiary of the VIE as the Company does not have the power to direct the activities of the VIE that most significantly affect its economic performance. As of December 25, 2021, the Company continues to have a variable interest in the OP. During the six months ended December 25, 2021, the Company did not provide any financial or other support to the REIT other than the completion of the sale and leaseback transactions and the REIT being a lessor on various leases as described in “Note 9 – Leases”. Accordingly, Le Cirque Rouge, LP is not consolidated as a variable interest entity within the Condensed Consolidated Financial Statements.

Medmen Enterprises Inc. [Member]
SHAREHOLDERS’ EQUITY

20. SHAREHOLDERS’ EQUITY

Authorized

The authorized share capital of the Company is comprised of the following:

Unlimited Number of Class B Subordinate Voting Shares

Holders of Subordinate Voting Shares are entitled to notice of and to attend at any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of Subordinate Voting Shares are entitled to one vote in respect of each Subordinate Voting Share held. As long as any Subordinate Voting Shares remain outstanding, the Company will not, without the consent of the holders of the Subordinate Voting Shares by separate special resolution, prejudice or interfere with any right attached to the Subordinate Voting Shares. Holders of Subordinate Voting Shares are entitled to receive as and when declared by the directors of the Company, dividends in cash or property of the Company. In the event of the liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or in the event of any other distribution of assets of the Company among its shareholders, the holders of Class B Subordinate Voting Shares shall, subject to the prior rights of the holders of any shares of the Company ranking in priority rights of the holders of any shares of the Company ranking in priority to the Class B Shares (including without restriction the Class A Super Voting Shares) be entitled to participate ratably along with all other holders of Class B Shares.

Unlimited Number of Class A Super Voting Shares

Holders of Super Voting Shares are not entitled to receive dividends. They are entitled to notice of and to attend at any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company have the right to vote. At each such meeting, holders of Super Voting Shares are entitled to 1,000 votes in respect of each Super Voting Share held. Provided that the founders hold more than 50% of the issued and outstanding non-voting common shares of MM Corp and Common Units of LLC, otherwise each holders of Super Voting Shares are entitled to 50 votes in respect of each Super Voting Share held. As long as any Super Voting Shares remain outstanding, the Company will not, without the consent of the holders of the Super Voting Shares by separate special resolution, prejudice or interfere with any right or special right attached to the Super Voting Shares. The Super Voting Shares are redeemable by the Company at a fixed rate of $0.10119 per share at the option of the current holder (the founders) in certain circumstances. In all other circumstances, the Company has the option to redeem the Super Voting Shares at the aforementioned fixed rate. The total amount due if redeemed, was nil and $82,500 as of June 26, 2021 and June 27, 2020, respectively. The Company determined that the Super Voting are temporary equity in accordance with ASC 480, “Distinguishing Liabilities from Equity” and has reflected the amount as mezzanine equity in the Consolidated Balance Sheets.

In the event of the liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or in the event of any other distribution of assets of the Company among its shareholders, the Company will distribute its assets firstly and in priority to the rights of holders of any other class of shares of the Company (including the holders of preferred shares of any series and Class B Subordinate Voting Shares) to return the issue price of the Class A Super Voting Shares. If there are insufficient assets to fully return the issue price, such holders will receive an amount equal to the holders of the Class A Super Voting Shares such holders will receive an amount equal to their pro rata share in proportion to the issue price of their Class A Super Voting Shares along with all other holders of Class A Super Voting Shares.

On January 31, 2020, the Company announced that Adam Bierman and Andrew Modlin agreed to surrender all of their Class A Super Voting Shares to the Company. During the fiscal year ended June 27, 2020, 815,295 Super Voting Shares previously held by Mr. Bierman were cancelled by a third-party supervised by a special committee of the Board. On July 12, 2020, the valuation of the Super Voting Shares was completed. As of June 26, 2021 and June 27, 2020, $475,650 was accrued in current liabilities for the amount owed to Adam Bierman related to the Super Voting Shares cancelled. This liability is to be settled in Class B Subordinate Voting Shares and RSUs.

Unlimited Number of Preferred Shares

The Preferred Shares may be issued at any time or from time to time in one or more series. The board of directors of the Company may, by resolution, alter its Notice of Articles of the Company to create any series of Preferred Shares and to fix before issuance, the designation, rights, privileges, restrictions and conditions to attach to the Preferred Shares of each series, including the rate, form, entitlement and payment of preferential dividends, the dates and place for payment thereof, the redemption price, terms, procedures and conditions of redemption, if any, voting rights and conversion rights, if any, and any sinking fund, purchase fund or other provisions attaching to the Preferred Shares of such series; provided, however, that no Preferred Shares of any series shall be issued until the Company has filed an alteration to its Notice of Articles with the British Columbia Registrar of Companies. Preferred shares shall be entitled to preference over other classes of shares, dividends when declared and any distribution of assets in event of liquidation, dissolution or winding up the Company, whether voluntary or involuntary.

2,000,000,000 Units of MM CAN USA. Redeemable Shares

The Company’s subsidiary, MM CAN USA, Inc. has two authorized classes of units, Class A and Class B Redeemable Stock with a $0.001 USD par value, having an authorized limit of 1,000,000,000 units each. Class A Units are not redeemable, while Class B Redeemable Units are redeemable into shares of the Company’s Class B Subordinate Voting Shares. Holders of Class B Redeemable Units can redeem at their election. There are no mandatory redemption features. Class A Units are entitled to vote per unit held while Class B Redeemable Units are non-voting. Each Class recognizes on a pro-rata basis dividends when declared. Upon the dissolution or liquidation of the Corporation, whether voluntary or involuntary, holders of Class B Redeemable Units, together with holders of Class A Units on a pro-rata basis, will be entitled to receive all assets of the Corporation available for distribution to its stockholders.

Unlimited Number of MM Enterprises USA Common Units

The Company’s subsidiary, MM Enterprises USA, LLC has one authorized class of units being Common Units. Common Units contain no voting rights and are redeemable into Class B Redeemable Units of MedMen Corp or of the Company’s Class B Subordinate Voting Shares. Distributions to members, upon the dissolution or liquidation of the Company, whether voluntary or involuntary may be declared by out of distributable cash or other funds or property legally available therefor in such amounts and on such terms as the Company shall determine using such record date as the Company may designate on a pro-rata basis in accordance with each member’s percentage interest in the Company.

Issued and Outstanding

A reconciliation of the beginning and ending issued and outstanding shares is as follows:

	Subordinate Voting Shares	Super Voting Shares	MM CAN USA Class B Redeemable Units	MM Enterprises USA Common Units

Balance as of June 29, 2019	173,010,922	1,630,590	319,193,215	725,016

Cancellation of Super Voting Shares	-	(815,295)	-	-
At-the-Market Equity Financing Program, Net	9,789,300	-	-	-
Shares Issued for Cash	61,596,792	-	-	-
Shares Issued to Settle Debt and Accrued Interest	6,801,790	-	-	-
Shares Issued to Settle Accounts Payable and Liabilities	24,116,461	-	-	-
Shares Issued to Settle Contingent Consideration	13,737,444	-	-	-
Asset Acquisitions	7,373,034	-	-	-
Redemption of MedMen Corp Redeemable Shares	83,119,182	-	(83,119,182)	-
Shares Issued for Vested Restricted Stock Units	329,548	-	-	-
Shares Issued for Other Assets	13,479,589	-	-	-
Shares Issued for Acquisition Costs	765,876	-	-	-
Shares Issued for Business Acquisition	5,112,263	-	-	-
Stock Grants for Compensation	4,675,017	-	49,818	-

Balance as of June 27, 2020	403,907,218	815,295	236,123,851	725,016

Cancellation of Super Voting Shares	-	(815,295)	-	-
Shares Issued for Cash	89,050,000	-	-	-
Shares Issued to Settle Debt and Accrued Interest	4,305,148	-	-	-
Shares Issued to Settle Accounts Payable and Liabilities	17,872,181	-	-	-
Redemption of MedMen Corp Redeemable Shares	175,140,972	-	(175,140,972)	-
Shares Issued for Vested Restricted Stock Units	11,658,293	-	-	-
Shares Issued for Exercise of Warrants	8,807,605	-	34,229,722	-
Shares Issued for Conversion of Debt	16,014,663	-	-	-
Stock Grants for Compensation	110,294	-	-	-

Balance as of June 26, 2021	726,866,374	-	95,212,601	725,016

At-the-Market Equity Financing Program

On April 10, 2019, the Company entered into an equity distribution agreement (the “Equity Distribution Agreement”) with Canaccord Genuity Corp. pursuant to which the Company may, from time to time, sell Subordinate Voting Shares for aggregate gross proceeds of up to C$60,000,000. The At-the-Market equity financing program (the “ATM program”) is designed to enable the Company to issue Subordinate Voting Shares from treasury at a lower cost than traditional offerings, without discount and at prevailing trading prices. The Company intends to use the net proceeds from the sale of Subordinate Voting Shares under the ATM program principally for general and administrative expenses, working capital needs and other general corporate purposes. During the fiscal year ended June 27, 2020, the Company had issued 9,789,300 for net proceeds of US$12,399,252.

Cancellation of Super Voting Shares

Effective as of December 10, 2020, the Company cancelled the remaining 815,295 Class A Super Voting Shares that were granted via proxy to Benjamin Rose wherein no consideration was paid. The effect of the cancellation was recognized as a reduction in the mezzanine equity for the book value of $82,500 and the difference over the repurchase price of nil was recorded to additional paid-in capital. There was no effect on total shareholders’ equity as a result of this cancellation. As of June 26, 2021, there are no outstanding Class A Super Voting Shares.

Private Placements

Effective as of February 16, 2021, the Company executed the sale of 7,800,000 units through an investor agreement for a purchase price of $0.37 per share or aggregated total proceeds of approximately $2,866,000. Each unit consisted of one Class B Subordinate Voting Share and one share purchase warrant. Each warrant permits the holder to purchase one additional Class B Subordinate Voting Share at an exercise price of $0.46 per share for a period of five years from the date of issuance. The warrants were classified within shareholders’ equity as additional-paid-in-capital in accordance with ASC 815-10, “Derivatives and Hedging” (“ASC 815-10”) and recorded at fair value.

Effective as of March 18, 2021, the Company executed the sale of 50,000,000 units (“Private Placement Units”) and 50,000,000 warrants that were granted through a separate private placement for a purchase price of C$0.40 per Private Placement Unit for aggregated total proceeds of approximately C$20,000,000 (or $16,019,597 U.S. dollars). Each Private Placement Unit consisted of one Class B Subordinate Voting Share and one share purchase warrant of the Company (“Private Placement Warrant”). Each Private Placement Warrant entitles the holder to purchase one Subordinate Voting Share at an exercise price of C$0.50 for a period of three years following the closing of the transaction. See “Note 16 - Derivative Liabilities” for further information.

Effective as of May 17, 2021, the Company executed the sale of 31,250,000 units and 31,250,000 warrants that were granted through a subscription agreement for a purchase price of $0.32 or aggregated total proceeds of approximately $10,000,000. Each unit consisted of one Class B Subordinate Voting Share and one share purchase warrant of the Company. Each warrant entitles the holder to purchase one Subordinate Voting Share at an exercise price of $0.35 for a period of three years following the closing of the transaction. The warrants were classified within shareholders’ equity as additional-paid-in-capital in accordance with ASC 815-10, “Derivatives and Hedging” (“ASC 815-10”) and recorded at fair value.

Cashless Exercise of Warrants

During the fiscal year ended June 26, 2021, 50,078,058 warrants were exercised on a cashless basis for 34,229,722 MM CAN USA Class B Redeemable Shares, of which 30,697,023 were redeemed for Class B Subordinate Voting Shares.

Non-Controlling Interests

Non-controlling interest represents the net assets of the subsidiaries that the holders of the Subordinate Voting Shares do not directly own. The net assets of the non-controlling interest are represented by the holders of MM CAN USA Redeemable Shares and the holders of MM Enterprises USA Common Units. Non-controlling interest also represents the net assets of the entities the Company does not directly own but controls through a management agreement. As of June 26, 2021 and June 27, 2020, the holders of the MM CAN USA Redeemable Shares represent approximately 11.58% and 36.89%, respectively, of the Company and holders of the MM Enterprises USA Common Units represent approximately 0.09% and 0.11%, respectively, of the Company.

Variable Interest Entities

The below information are entities the Company has concluded to be variable interest entities (“VIEs”) as the Company possesses the power to direct activities through management services agreements (“MSAs”). Through these MSAs, the Company can significantly impact the VIEs and thus holds a controlling financial interest. The following table represents the summarized financial information about the Company’s consolidated VIEs. VIEs include the balances of Venice Caregiver Foundation, Inc., LAX Fund II Group, LLC, and Natures Cure, Inc. This information represents amounts before intercompany eliminations.

As of and for the year ended June 26, 2021, the balances of the VIEs consists of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL

Current Assets	$1,365,867	$500,648	$13,260,675	$15,127,190
Non-Current Assets	12,596,223	2,864,806	4,957,685	20,418,714

Total Assets	$13,962,090	$3,365,454	$18,218,360	$35,545,904

Current Liabilities	$8,760,561	$10,302,246	$2,778,312	$21,841,119
Non-Current Liabilities	9,350,037	2,442,330	1,146,320	12,938,687

Total Liabilities	$18,110,598	$12,744,576	$3,924,632	$34,779,806

Non-Controlling Interest	$(4,148,508)	$(9,379,122)	$14,293,728	$766,098

Revenues	$9,247,506	$-	$14,620,618	$23,868,124
Net (Loss) Income Attributable to Non-Controlling Interest	$1,776,677	$(3,308,795)	$7,514,101	$5,981,983

As of and for the year ended June 27, 2020, the balances of the VIEs consists of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL

Current Assets	$1,233,188	$811,025	$6,639,231	$8,683,444
Non-Current Assets	16,867,824	3,259,563	5,032,428	25,159,815

Total Assets	$18,101,012	$4,070,588	$11,671,659	$33,843,259

Current Liabilities	$12,831,161	$7,481,953	$3,745,710	$24,058,824
Non-Current Liabilities	11,196,585	2,662,078	1,146,322	15,004,985

Total Liabilities	$24,027,746	$10,144,031	$4,892,032	$39,063,809

Non-Controlling Interest	$(5,926,734)	$(6,073,443)	$6,779,627	$(5,220,550)

Revenues	$10,949,458	$-	$13,976,810	$24,926,268
Net (Loss) Income Attributable to Non-Controlling Interest	$(6,132,528)	$(3,777,079)	$3,143,437	$(6,766,170)

The net change in the consolidated VIEs and other non-controlling interest are as follows for the year ended June 26, 2021:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Other Non- Controlling Interests	TOTAL

Balance as of June 27, 2020	$(5,925,185)	$(6,070,327)	$6,779,627	$(331,561,812)	$(336,777,697)

Net Income (Loss)	1,776,677	(3,308,795)	7,514,101	(39,434,217)	(33,452,234)

Deferred Tax Impact on Conversion Feature	-	-	-	(1,210,052)	(1,210,052)
Equity Component on Debt and Debt Modification	-	-	-	4,055,133	4,055,133
Redemption of MedMen Corp Redeemable Shares	-	-	-	(78,008,749)	(78,008,749)

Balance as of June 26, 2021	$(4,148,508)	$(9,379,122)	$14,293,728	$(446,159,697)	$(445,393,599)

The net change in the consolidated VIEs and other non-controlling interest are as follows for the year ended June 27, 2020:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Other Non- Controlling Interests	TOTAL

Balance as of June 29, 2019	$207,343	$(2,293,248)	$3,636,190	$(33,417,690)	$(31,867,405)

Net Income (Loss)	(6,132,528)	(3,777,079)	3,143,437	(272,499,888)	(279,266,058)

Cash Distributions from Non-Controlling Members	-	-	-	(310,633)	(310,633)
Stock Grants for Compensation	-	-	-	35,157	35,157
Equity Component on Debt and Debt Modification	-	-	-	5,331,969	5,331,969
Redemption of MedMen Corp Redeemable Shares	-	-	-	(32,192,800)	(32,192,800)
Share-Based Compensation	-	-	-	1,492,073	1,492,073

Balance as of June 27, 2020	$(5,925,185)	$(6,070,327)	$6,779,627	$(331,561,812)	$(336,777,697)

Prior to November 2019, the Company held 70% of the total outstanding units in LCR Manager, LLC (the “Manager”) which holds less than 0.01% of the total outstanding units in Le Cirque Rouge, LP (the “Operating Partnership,” or the “OP”) in which the investment was accounted for under the equity method due to the Company’s significant influence as a result of LCR Manager, LLC being the manager of the OP and owning equity interests in the OP. The amount of initial investment in the OP was nominal, and thus the equity interests in the OP, and accordingly, the amount of investment, was determined to be insignificant and therefore has not been recorded in these financial statements. Accordingly, the Company’s maximum exposure to loss as a result of its involvement with the OP is not significant. During the fiscal year ended June 27, 2020, the Company sold its interests in LCR Manager, LLC for gross proceeds of $12,500,000 and terminated its management agreement with the Manager.

Le Cirque Rouge, LP is a Delaware limited partnership that holds substantially all of the real estate assets owned by the REIT, conducts the REIT’s operations, and is financed by the REIT. Under ASC 810, “Consolidation”, the OP was determined to be a variable interest entity in which the Company has a variable interest. The Company was determined to have an implicit variable interest in the OP based on the leasing relationship and arrangement with the REIT. The Company was not determined to be the primary beneficiary of the VIE as the Company does not have the power to direct the activities of the VIE that most significantly affect its economic performance. As of June 26, 2021, the Company continues to have a variable interest in the OP. During the fiscal years ended June 26, 2021 and June 27, 2020, the Company did not provide any financial or other support to the REIT other than the completion of the sale and leaseback transactions and the REIT being a lessor on various leases as described in “Note 17 – Leases”. Accordingly, Le Cirque Rouge, LP is not consolidated as a variable interest entity within the consolidated financial statements.